Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Non-current assets	$ 443,751	$ 385,701
Canada
Non-current assets
Non-current assets	343	244
Argentina
Non-current assets
Non-current assets	$ 443,408	$ 385,457